INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

19.INTANGIBLE ASSETS

Intangible assets comprise the following:

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2025	29,597	1,540	31,137
Additions	4,869	1	4,870
Foreign exchange differences	(23)	(94)	(117)
12/31/2025	34,444	1,447	35,891
Accumulated amortization/write downs
1/1/2025	(15,243)	(952)	(16,196)
Amortization	(2,328)	(216)	(2,544)
Foreign exchange differences	23	87	110
12/31/2025	(17,548)	(1,081)	(18,629)
Carrying amount:
1/1/2025	14,354	588	14,941
12/31/2025	16,895	366	17,262

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2024	25,729	1,372	27,102
Additions	3,878	129	4,008
Disposals/Retirements	(1)	—	(1)
Foreign exchange differences	(10)	38	28
12/31/2024	29,597	1,540	31,137
Accumulated amortization/write downs
1/1/2024	(11,452)	(684)	(12,136)
Amortization	(3,801)	(364)	(4,166)
Disposals/Retirements	—	131	131
Foreign exchange differences	10	(36)	(26)
12/31/2024	(15,243)	(952)	(16,196)
Carrying amount:
1/1/2024	14,278	689	14,966
12/31/2024	14,354	588	14,941

Development costs represent internally generated intangible assets related to process and manufacturing technologies for various industries such as printed circuit board (“PCB”), substrate manufacturing, photovoltaics, and glass and energy storage, wet processes (horizontal, vertical and single panel) and vacuum processes. Patents and licenses include software licenses, licenses for the use of know-how and acquired patents.

Impairment test on development cost

At each balance sheet date SCHMID performs an impairment test on development costs that are capitalized but not yet ready for use. The impairment test is performed on a Cash Generating Unit (“CGU”) level. The recoverable amount of the CGU that includes these development costs (the entity using those technologies) was estimated based on the present value of the future cash flows expected to be derived from the CGU (fair value less cost to sell), using a pre-tax discount rate of 11.42% (December 31, 2024: 12.59%). The recoverable amount of the CGU was estimated to be higher than its carrying amount and no impairment was required. In the event of a change in the key assumptions in the single-digit percentage range, sufficient headroom remains.